OPERATIONS AND CORPORATE REORGANIZATION - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Cosan Nove Participações SA [Member] | Raizen S A [Member]
Development of the Company
Proportion of ownership interests held by non-controlling interests	25.86%
Proportion of ownership interest in subsidiary	39.09%
Cosan Dez Participações SA [Member] | Compass Gas E Energia S A [Member]
Development of the Company
Proportion of ownership interests held by non-controlling interests	23.20%
Proportion of ownership interest in subsidiary	88.00%